UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2009

Date of reporting period: December 31, 2008

Item 1. Report to Stockholders.

McCarthy Multi-Cap Stock Fund
(MGAMX)

Semi-Annual Report
For the Six Months Ended
December 31, 2008

McCarthy Multi-Cap Stock Fund,
a series of Advisors Series Trust
(MGAMX)

Semi -Annual Letter to Shareholders
December 31, 2008

Dear Fellow Shareholder:

Thank you for your investment in the McCarthy Multi-Cap Stock Fund.  The McCarthy Multi-Cap Stock Fund’s (the “Fund,” ticker: MGAMX) performance for various periods ended December 31, 2008, and the performance for the Standard & Poor’s 500® Index (the “Index” or the “S&P 500®”), with dividends reinvested, are shown below:

				Since
	Six	One	Five	8/6/2001
Portfolio	Months	Year	Years	Inception
McCarthy Multi-Cap Stock Fund	(27.62)%	(31.86)%	(2.33)%	(1.20)%
S&P 500® Index	(28.48)%	(37.00)%	(2.19)%	(1.97)%

Gross Expense Ratio 1.17%

Performance for periods over one year is annualized in the table above.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mgamx.com or calling 1-866-811-0228.

Calendar Year 2008 in Review:
“I didn’t attend the funeral, but I sent a nice letter saying that I approved of it”.  That Mark Twain quote describes well our sentiment regarding the passing of 2008.

For the year ended December 31, 2008, the Fund declined in value by 31.86% yet out-performed the 37.00% decline of the S&P 500® Index.  The economy is in recession and the S&P 500® Index has suffered its most significant calendar-year loss since the 1957 inception of the Index. Stock opportunities are created in bear markets, however, and those opportunities have the potential to provide excellent investment returns in the future.  We believe the recent stock market decline has presented enormous opportunity; and we seek to exploit that opportunity.

An attribution analysis of the Fund’s 5.14% out-performance of the S&P 500® Index in 2008 demonstrates areas of strength and weakness.  The Fund benefitted from its economic sector allocation; a benefit came from an over-weight allocation to Healthcare stocks in 2008.  The Fund also benefitted from stock selection;

Top Five Industries	%
Health Care Providers & Services	13.8%
Pharmaceuticals	12.4%
Oil & Gas Exploration & Production	9.9%
Reinsurers	8.5%
IT Services	5.9%
Total in Top Five Industries	50.5%

that is, stocks selected for the Fund out-performed relative to the aggregate of stocks within the related economic sector.  The Fund’s stock selection in Healthcare, Financial and Technology sector stocks were particularly strong relative to their economic sector.  In Financial stocks, it was a positive that the Fund did not have material exposure to the banks, brokers and insurers that either failed or lost most of their value in the financial melt-down of late 2008.  The Fund’s position in American International Group (AIG) was liquidated early in 2008.

Areas of weakness for the Fund in 2008 were a negative sector allocation effect and stock selection effect in the Consumer Discretionary, Consumer Staples and Industrial sectors.  Fortunately, the Fund’s average allocation to these sectors was, on average, below 10% of portfolio value for the calendar year.  Overall, the Fund’s sector allocation and stock selection activities were positive relative to the S&P 500® Index for 2008.

Ten Largest Holdings	%
Wellcare Health Plans, Inc.	5.2%
Schering-Plough 6% CV Preferred	4.1%
Johnson & Johnson	4.0%
AT & T, Inc.	3.8%
ConocoPhillips	3.7%
RenaissanceRe Holdings Ltd.	3.7%
Compass Minerals International	3.6%
Mylan Laboratories, Inc.	3.4%
Microsoft Corp.	3.3%
Cisco Systems, Inc.	3.2%
Total of Ten Largest Holdings	38.0%

Stocks that Detracted from Performance in Calendar Year 2008:

•  Wellcare Health Plans, Inc.
•  Transocean Ltd.
•  American Express Co.
•  Wellpoint, Inc.
•  ConAgra Foods, Inc.

As of December 31, 2008, the Fund continued to own all of the above positions except ConAgra Foods, Inc.

Stocks that Helped Performance in Calendar Year 2008:

•  Genentech, Inc.
•  Amgen, Inc.
•  Compass Minerals International
•  Bristol-Myers Squibb Co.
•  RenaissanceRe Holdings Ltd.

As of December 31, 2008, the Fund continued to own all of the above positions except the Biotechnology stocks (Genentech, Inc. and Amgen, Inc.).

Where Do We Go From Here?:
Unfortunately, we do not believe it is possible to predict with certainty when the down cycle in the economy and stock market will end.  Investing in stocks, however, when, as now, individual stock valuations seem compelling is consistent with our view of how wealth is created over the long-term.

Thank you for being our partners in the McCarthy Multi-Cap Stock Fund!  The officers, employees, and affiliates of your Fund’s advisor have a substantial investment in the Fund.  We believe our investment in the Fund properly aligns our interests with yours, now and in the future.

Sincerely,
McCarthy Group Advisors, L.L.C.

Richard L. Jarvis
Portfolio Manager and Chief Investment Officer

Current and future portfolio holdings are subject to risk.

Opinions expressed are those of Richard L. Jarvis and are subject to change, are not guaranteed and should not be considered investment advice.

The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  Indexes are not available for direct investment and do not incur expenses.

Fund sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the McCarthy Multi-Cap Stock Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Quasar Distributors, LLC.  (02/09)

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHEDULE OF INVESTMENTS
at December 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 94.12%	Value
	Application Software - 1.70%
30,000	Autodesk, Inc.*	$589,500
	Communication Equipment - 3.16%
67,300	Cisco Systems, Inc.*	1,096,990
	Consumer Finance - 2.57%
48,100	American Express Co.	892,255
	Data Processing & Outsourcing - 3.48%
29,400	Broadridge Financial Solutions, Inc.	368,676
16,000	Visa, Inc. - Class A	839,200
		1,207,876
	Diversified Metals/Mining - 3.62%
21,400	Compass Minerals International, Inc.	1,255,324
	Diversified Telecommunication Services - 3.85%
46,810	AT&T, Inc.	1,334,085
	Electronic Equipment & Instruments - 0.73%
14,000	Avnet, Inc.*	254,940
	Health Care Equipment & Supplies - 2.27%
21,700	Covidien Ltd.	786,408
	Health Care Facilities - 1.00%
17,500	VCA Antech, Inc.*	347,900
	Health Care Providers & Services - 13.78%
28,000	Humana, Inc.*	1,043,840
33,980	UnitedHealth Group, Inc.	903,868
138,980	WellCare Health Plans, Inc.*	1,787,283
24,800	Wellpoint, Inc.*	1,044,824
		4,779,815
	IT Services - 5.85%
25,000	Automatic Data Processing, Inc.	983,500
73,028	Western Union Co.	1,047,221
		2,030,721
	Life Insurance - 0.97%
21,900	FBL Financial Group, Inc. - Class A	338,355
	Metals & Mining - 2.15%
30,500	Freeport-McMoRan Copper & Gold, Inc.	745,420

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 94.12% (Continued)	Value
	Oil & Gas Drilling - 3.93%
15,000	ENSCO International, Inc.	$425,850
17,430	Noble Corp.	385,029
11,700	Transocean Ltd.*#	552,825
		1,363,704
	Oil & Gas Exploration & Production - 9.92%
9,010	Anadarko Petroleum Corp.	347,336
4,970	Apache Corp.	370,414
25,300	Chesapeake Energy Corp.	409,101
25,000	ConocoPhillips	1,295,000
15,516	Devon Energy Corp.	1,019,556
		3,441,407
	Oil & Gas Refining & Marketing - 3.75%
24,000	Frontier Oil Corp.	303,120
46,060	Valero Energy Corp.	996,738
		1,299,858
	Pharmaceuticals - 12.39%
41,000	Bristol-Myers Squibb Co.	953,250
22,946	Johnson & Johnson	1,372,859
119,300	Mylan, Inc.*	1,179,877
46,580	Schering-Plough Corp.	793,258
		4,299,244
	Property & Casualty Insurance - 3.47%
16,506	Argo Group International Holdings Ltd.*	559,884
200	Berkshire Hathaway Inc. - Class B*	642,800
		1,202,684
	Real Estate Management & Development - 1.20%
15,000	Jones Lang LaSalle, Inc.	415,500
	Reinsurers - 8.46%
11,400	Everest Re Group, Ltd.	867,996
46,270	Montpelier Re Holdings Ltd.	776,873
25,000	RenaissanceRe Holdings Ltd.	1,289,000
		2,933,869
	Software - 3.32%
59,300	Microsoft Corp.	1,152,792

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 94.12% (Continued)	Value
	Systems Software - 2.55%
50,000	Oracle Corp.*	$886,500
	TOTAL COMMON STOCKS
	(Cost $40,588,364)	32,655,147

	PREFERRED STOCKS - 4.14%
	Pharmaceuticals - 4.14%
8,225	Schering-Plough Corp. (Cost $1,468,660)	1,435,262

	SHORT-TERM INVESTMENTS - 1.70%
590,451	Federated Cash Trust Treasury Money Market Fund
	(Cost $590,451)	590,451
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $42,647,475) - 99.96%	34,680,860
	Other Assets in Excess of Liabilities - 0.04%	12,879
	NET ASSETS - 100.00%	$34,693,739

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2008 (Unaudited)

ASSETS
Investments, at value (cost $42,647,475)	$34,680,860
Cash	5,750
Receivables:
Fund shares issued	22,784
Dividends and interest	29,842
Prepaid expenses	4,000
Total Assets	34,743,236
LIABILITIES
Payables:
Advisory fees	16,728
Audit fees	8,728
Fund accounting fees	7,830
Printing and mailing fees	1,515
Transfer agent fees and expenses	1,785
Administration fees	3,387
Custodian fees	4,956
Chief Compliance Officer fee	2,733
Accrued expenses	1,835
Total Liabilities	49,497
NET ASSETS	$34,693,739
Net asset value, offering and redemption price per share
[$34,693,739 / 4,712,279 shares outstanding; unlimited number
of shares (par value $0.01) authorized]	$7.36
COMPONENTS OF NET ASSETS
Paid-in capital	$42,810,962
Undistributed net investment income	124,786
Accumulated net realized loss on investments	(275,394)
Net unrealized depreciation on investments	(7,966,615)
Net Assets	$34,693,739

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$327,632
Interest	4,248
Total income	331,880
EXPENSES
Advisory fees (Note 3)	123,172
Administration fees (Note 3)	21,612
Fund accounting fees (Note 3)	14,864
Transfer agent fees and expenses (Note 3)	12,472
Audit fees	9,629
Custody fees (Note 3)	9,113
Legal fees	8,731
Chief Compliance Officer fee (Note 3)	4,083
Trustee fees	3,850
Shareholder reporting	3,486
Registration fees	2,464
Miscellaneous fees	2,427
Insurance	2,210
Total expenses	218,113
Less: advisory fee waiver (Note 3)	(11,019)
Net expenses	207,094
NET INVESTMENT INCOME	124,786
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND OPTION CONTRACTS WRITTEN
Net realized gain on:
Investments	72,576
Option contracts written	134,322
Net realized gain	206,898
Net change in unrealized depreciation on investments	(10,793,107)
Net realized and unrealized loss on
investments and option contracts written	(10,586,209)
Net Decrease in Net Assets Resulting from Operations	$(10,461,423)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$124,786	$76,672
Net realized gain/(loss) on investments
and option contracts written	206,898	(32,894)
Net change in unrealized depreciation
on investments and option contracts written	(10,793,107)	(3,851,958)
Net decrease in net assets
resulting from operations	(10,461,423)	(3,808,180)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(76,661)	(161,349)
From net realized gain on
investments and option contracts written	(353,527)	(3,752,203)
Total decrease in net assets
resulting from distributions	(430,188)	(3,913,552)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	8,637,517	2,478
Total decrease in net assets	(2,254,094)	(7,719,254)
NET ASSETS
Beginning of period	36,947,833	44,667,087
End of period	$34,693,739	$36,947,833
Includes undistributed net investment income of	$124,786	$76,661

(a)  A summary of shares transactions is as follows:

	Six Months Ended
	December 31, 2008		Year Ended
	(Unaudited)		June 30, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,561,440	$11,946,916	177,331	$1,886,424
Shares issued in
reinvestment of distributions	59,255	423,675	354,675	3,855,314
Shares redeemed	(497,223)	(3,733,074)	(514,095)	(5,739,260)
Net increase	1,123,472	$8,637,517	17,911	$2,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

	Six Months
	Ended	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2008	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Net asset value,
beginning of period	$10.30	$12.51	$11.54	$11.46	$10.54	$8.77
Income from
investment operations:
Net investment income / (loss)	0.02	0.02	0.06	(0.01)	(0.03)	(0.06)
Net realized and unrealized
gain / (loss) on investments
and option contracts written	(2.87)	(1.07)	1.47	0.73	0.95	1.83
Total from investment operations	(2.85)	(1.05)	1.53	0.72	0.92	1.77
Less distributions to shareholders:
From net investment income	(0.02)	(0.05)	(0.02)	—	—	—
From net realized gain on
investments and option
contracts written	(0.07)	(1.11)	(0.54)	(0.64)	—	—
Total distributions	(0.09)	(1.16)	(0.56)	(0.64)	—	—
Net asset value, end of period	$7.36	$10.30	$12.51	$11.54	$11.46	$10.54
Total return	(27.62%)[1]	(8.87%)	13.51%	6.18%	8.73%	20.18%
Supplemental data and ratios:
Net assets,
end of period (in millions)	$34.7	$36.9	$44.7	$39.6	$35.0	$31.2
Ratio of net expenses
to average net assets:
Before expense
reimbursement/recoupment	1.21%[2]	1.15%	1.11%	1.43%	1.47%	1.51%
After expense
reimbursement/recoupment	1.15%[2]	1.15%	1.15%	1.22%[3]	1.25%	1.25%
Ratio of net investment
income / (loss) to average net assets:
Before expense
reimbursement/recoupment	0.63%[2]	0.19%	0.57%	(0.26%)	(0.53%)	(0.84%)
After expense
reimbursement/recoupment	0.69%[2]	0.19%	0.53%	(0.05%)[3]	(0.31%)	(0.58%)
Portfolio turnover rate	51%[1]	104%	62%	75%	61%	51%

[1]	Not annualized.
[2]	Annualized.
[3]	Effective April 6, 2006, the Advisor contractually agreed to lower the net annual operating expense limit to 1.15%.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The McCarthy Multi-Cap Stock Fund (the “Fund”) is a series of Advisor Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund commenced operations on August 6, 2001.  The investment objective of the Fund is to seek long-term growth of capital.  The Fund pursues this objective by investing primarily in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which quotations are not readily available, or if the closing price does not represent fair market value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  Short-term investments are valued at amortized cost which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis.  U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See Note 7 – Summary of Fair Value Exposure for more information.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008 (Unaudited)

B.
Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective December 31, 2007, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

C.
Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Share Valuation.  The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.  A Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008 (Unaudited)

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

G.
REITs.  The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

I.
New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008 (Unaudited)

operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McCarthy Group Advisors, L.L.C. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at an annual rate of 0.75% of the first $20 million of the Fund’s average daily net assets, and 0.60% of the Fund’s average daily net assets over $20 million.  For the six months ended December 31, 2008, the Fund incurred $123,172 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, for a one year period, so that its expense ratio of expenses to average net assets will not exceed 1.15%.  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor in subsequent fiscal years, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of the Fund’s expenses.  Under the expense limitation agreement, the Advisor may recoup reimbursements only for fee reductions and expense payments made in the previous three fiscal years. For the six months ended December 31, 2008, the Advisor reduced its fees in the amount of $11,019.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Cumulative expenses subject to recapture amount to $91,510 at December 31, 2008.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2009	$79,327
2011	1,164
2012	11,019
$91,510

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant for the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as custodian to the Fund.  For the

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008 (Unaudited)

six months ended December 31, 2008, the Fund incurred the following expenses for administration, fund accounting, and custody:

Administration	$21,612
Fund accounting	14,864
Custody	9,113

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended December 31, 2008, the Fund was allocated $4,083 of the Chief Compliance Officer fee.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended December 31, 2008, were as follows:

	Number	Premiums
	of Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	360	263,159
Options exercised	(360)	(263,159)
Options outstanding, end of period	—	$—

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $26,750,624 and $18,209,570, respectively.

NOTE 6 – LINE OF CREDIT

The Fund has a line of credit in the amount of $11,750,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended December 31, 2008, the Fund did not draw upon the line of credit.

NOTE 7 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$34,680,860	$34,680,860	$—	$—
Total	$34,680,860	$34,680,860	$—	$—

NOTE 8 – INCOME TAXES

The tax character of distributions paid during the six months ended December 31, 2008 and the fiscal year ended June 30, 2008 were as follows:

	12/31/08	6/30/08
Ordinary income	$ 76,661	$ 724,092
Long-term capital gains	$353,527	$3,189,460

Ordinary income distributions may include dividends paid from short-term capital gains.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Service Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2008.

As of June 30, 2008, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$34,859,116
Gross tax unrealized appreciation	5,548,698
Gross tax unrealized depreciation	(2,722,206)
Net tax unrealized appreciation	2,826,492
Undistributed ordinary income	76,661
Undistributed long-term capital gain	353,485
Total distributable earnings	430,146
Other accumulated gains/losses	(482,250)
Total accumulated earnings/(losses)	$2,774,388

At June 30, 2008, the Fund deferred, on a tax basis, post-October losses of $424,168.

EXPENSE EXAMPLE
at December 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/08 – 12/31/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% per the advisory agreement.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/08	12/31/08	7/1/08 – 12/31/08
Actual	$1,000.00	$ 723.80	$5.00
Hypothetical (5% return	$1,000.00	$1,019.41	$5.85
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

NOTICE TO SHAREHOLDERS
at December 31, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 811-0228 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling (866) 811-0228.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling (866) 811-0228.

BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the McCarthy Multi-Cap Stock Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

The Board noted that the Fund’s performance was above its peer group median and averages for the year-to-date and one-year returns, though the Fund’s performance was below its peer group median and averages for the three-year, five-year, and ten-year returns.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for

BOARD REVIEW OF ADVISORY AGREEMENT (Continued)

other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.15% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was slightly below the peer group median and average while the contractual advisory fee was marginally above its peer group median and average, though the contractual advisory fee was in line with the fees charged by the Advisor to its other investment management clients.  The Board further considered that the Adviser had instituted a breakpoint in its advisory fee in order to share economies of scale with the Fund.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period was in line with the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Fund’s total expense ratios have declined since the Fund’s inception due to growth of assets and that the Advisor had instituted a breakpoint in the advisory fee for the Fund.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that they would continue to examine this issue to ensure that economies of scales are being shared with the Funds as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  The Board also considered that the Fund does not charge any Rule 12b-1 fees.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the McCarthy Multi-Cap Stock Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the McCarthy Multi-Cap Stock Fund would be in the best interest of the Fund and its shareholders.

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.	Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

Advisor
McCarthy Group Advisors, L.L.C.
1125 South 103rd Street, Suite 250
Omaha, Nebraska 68124-6019

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  3/2/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  3/2/09

* Print the name and title of each signing officer under his or her signature.